Investments And Fair Value	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments And Fair Value
NOTE 3 — INVESTMENTS AND FAIR VALUE

The Plan’s fair value hierarchy for those assets that are measured at fair value on a recurring basis as of December 31,
2025
and 2024 are summarized as follows:

	Fair Value Measurements
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
2025
Assets:
Investments at fair value:
Registered investment companies	$442,383,629	$ - 0 -	$-0-	$442,383,629
Common and collective trusts	4,586,307,483	- 0 -	-0-	4,586,307,483
Common stock – Bank of Montreal	176,981,909	-0-	-0-	176,981,909

Total Investments at Fair Value	$5,205,673,021	$ - 0 -	$-0-	$5,205,673,021

2024
Assets:
Investments at fair value:
Registered investment companies	$290,552,712	$-0-	$-0-	$290,552,712
Common stock – Bank of Montreal	137,890,385	-0-	-0-	137,890,385
Cash and cash equivalents	10,194,059	-0-	-0-	10,194,059

Total Assets in the Fair Value Hierarchy	$438,637,156	$-0-	$-0-	438,637,156

Investments measured at NAV:
Common and collective trusts				4,163,299,428

Total Investments at Fair Value				$4,601,936,584

During 2025, the Plan’s management re-evaluated the fair value hierarchy classification of the investments in common and collective trusts. The Plan’s management determined the investment structure has a readily determinable fair value, and classified the investments as such in the disclosure. The 2024 comparative data has not been modified, and these positions remained recorded as NAV as a practical expedient. The Plan’s management determined that this is not material to the 2024 financial statements, and it does not affect net assets available for benefits as of December 31, 2024, or the change in net assets available for benefits for the year then ended.
There were no transfers in investments between Levels 1 and 2 for the years ended December 31, 2025 and 2024.
The Plan’s investments in common and collective trusts, which invest in equities and fixed income securities, may be redeemed at any time without any restrictions. There are no unfunded commitments to acquire additional units of these accounts as of December 31, 2025 and 2024.